Other Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Sublease agreement description			Pursuant to the month-to-month sublease agreement, Epic Boats paid Flux Power 10% of facility costs through the end of the Company's lease agreement which was June 30, 2019. The month-to-month sublease agreement was terminated on June 30, 2019.
Sublease rental
Month-To-Month Sublease Agreement [Member]
Sublease rental		$ 5,000		$ 15,000